General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Current assets	₩ 31,844,259	₩ 29,655,108
Non-current assets	47,941,370	50,482,506
Current liabilities	(19,490,338)	(18,944,309)
Non-current liabilities	(12,968,566)	(15,428,036)
Equity	47,326,725	45,765,269	₩ 45,013,201	₩ 45,257,396
Non-controlling interests	3,666,334	3,430,441
Sales	60,186,867	52,939,771	58,522,268
Profit (loss) for the period	2,909,311	1,032,065	(116,215)
Profit (loss) attributable to non-controlling interests	153,081	(322,742)	(287,709)
Cash flows from operating activities	5,607,310	5,269,418	7,601,829
Cash flows from investing activities	(3,817,874)	(3,754,627)	(4,534,676)
Effect of exchange rate fluctuation on cash held	(58,997)	12,611	23,496
Net increase (decrease) in cash and cash equivalents	164,911	(2,423,565)	849,048
POSCO DAEWOO Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	4,483,544	4,038,313	3,930,857
Non-current assets	4,590,394	4,510,085	4,777,482
Current liabilities	(4,221,443)	(3,662,811)	(3,568,714)
Non-current liabilities	(1,549,013)	(1,681,182)	(1,941,909)
Equity	3,303,482	3,204,405	3,197,716
Non-controlling interests	1,224,303	1,271,750	1,269,096
Sales	20,891,526	15,417,550	16,890,723
Profit (loss) for the period	115,321	113,832	79,092
Profit (loss) attributable to non-controlling interests	42,739	45,177	31,390
Cash flows from operating activities	128,875	337,338	433,493
Cash flows from investing activities	(86,365)	(35,054)	(74,644)
Cash flows from financing activities (before dividends to non-controlling interest)	(19,295)	(295,226)	(340,532)
Dividend to non-controlling interest	(22,597)	(22,597)	(22,597)
Effect of exchange rate fluctuation on cash held	(459)	10	430
Net increase (decrease) in cash and cash equivalents	159	(15,529)	(3,850)
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Current assets	557,041	460,376	441,999
Non-current assets	2,771,504	3,304,292	3,363,935
Current liabilities	(1,237,255)	(1,120,077)	(1,004,002)
Non-current liabilities	(1,933,247)	(2,337,612)	(2,315,554)
Equity	158,043	306,979	486,378
Non-controlling interests	47,413	92,094	145,913
Sales	1,635,837	1,244,711	1,227,266
Profit (loss) for the period	(117,729)	(187,151)	(398,438)
Profit (loss) attributable to non-controlling interests	(35,318)	(56,145)	(119,531)
Cash flows from operating activities	(27,817)	45,672	(13,595)
Cash flows from investing activities	(5,502)	(8,804)	(8,994)
Cash flows from financing activities (before dividends to non-controlling interest)	31,782	(36,286)	18,886
Effect of exchange rate fluctuation on cash held	(147)	67	83
Net increase (decrease) in cash and cash equivalents	(1,684)	649	(3,620)
POSCO CHEMTECH [member]
Disclosure of subsidiaries [line items]
Current assets	441,325	397,370	360,812
Non-current assets	316,724	243,401	248,549
Current liabilities	(145,649)	(109,016)	(106,167)
Non-current liabilities	(970)	(2,337)	(5,405)
Equity	611,430	529,418	497,789
Non-controlling interests	244,572	211,767	199,116
Sales	1,163,918	1,076,455	1,175,272
Profit (loss) for the period	101,019	41,829	35,516
Profit (loss) attributable to non-controlling interests	40,408	16,732	14,206
Cash flows from operating activities	20,042	30,295	19,921
Cash flows from investing activities	(18,699)	(42,021)	25,318
Cash flows from financing activities (before dividends to non-controlling interest)	8	(1,250)	66
Dividend to non-controlling interest	(7,088)	(4,726)	(4,135)
Effect of exchange rate fluctuation on cash held	(6)	1
Net increase (decrease) in cash and cash equivalents	(5,743)	(17,701)	41,170
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	4,878,251	5,163,436	5,115,325
Non-current assets	2,444,616	1,710,398	1,756,367
Current liabilities	(3,896,680)	(3,284,090)	(3,125,697)
Non-current liabilities	(833,403)	(855,791)	(768,529)
Equity	2,592,784	2,733,953	2,977,466
Non-controlling interests	1,223,816	1,290,450	1,405,391
Sales	5,794,532	5,352,395	6,866,802
Profit (loss) for the period	169,011	(760,187)	108,895
Profit (loss) attributable to non-controlling interests	79,775	(358,815)	51,399
Cash flows from operating activities	(84,840)	(211,182)	434,257
Cash flows from investing activities	(171,924)	(102,939)	21,075
Cash flows from financing activities (before dividends to non-controlling interest)	150,801	(20,953)	69,615
Dividend to non-controlling interest		(14,800)	(703)
Effect of exchange rate fluctuation on cash held	(3,541)	760	819
Net increase (decrease) in cash and cash equivalents	(109,504)	(349,114)	525,063
POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	1,054,538	713,039	590,460
Non-current assets	2,859,824	3,038,665	3,333,351
Current liabilities	(785,462)	(937,668)	(663,945)
Non-current liabilities	(2,200,065)	(2,172,226)	(2,420,547)
Equity	928,835	641,810	839,319
Non-controlling interests	762,390	514,200	535,878
Sales	1,578,026	1,657,890	1,909,919
Profit (loss) for the period	70,795	(130,809)	15,831
Profit (loss) attributable to non-controlling interests	7,770	(14,357)	1,738
Cash flows from operating activities	30,295	18,107	6,075
Cash flows from investing activities	(2,792)	(1,047)	(20,980)
Cash flows from financing activities (before dividends to non-controlling interest)	220,317	(2,875)	11,572
Dividend to non-controlling interest	(24,183)	(24,378)	(24,125)
Net increase (decrease) in cash and cash equivalents	223,637	(10,193)	(27,458)
Others [member]
Disclosure of subsidiaries [line items]
Current assets	8,579,813	9,696,140	9,648,917
Non-current assets	6,676,559	7,749,277	7,776,264
Current liabilities	(8,313,902)	(9,669,053)	(9,692,004)
Non-current liabilities	(2,048,454)	(2,856,498)	(2,567,980)
Equity	4,894,016	4,919,866	5,165,197
Non-controlling interests	974,941	945,962	1,182,137
Sales	23,547,072	23,251,563	25,784,254
Profit (loss) for the period	258,053	(461,034)	(835,389)
Profit (loss) attributable to non-controlling interests	39,605	(312,297)	(247,106)
Cash flows from operating activities	140,418	53,050	(72,371)
Cash flows from investing activities	(63,621)	(253,206)	(110,712)
Cash flows from financing activities (before dividends to non-controlling interest)	(38,090)	204,797	289,715
Dividend to non-controlling interest	(12,777)	(7,349)	(145,582)
Effect of exchange rate fluctuation on cash held	(15,532)	1,687	3,502
Net increase (decrease) in cash and cash equivalents	10,398	(1,021)	(35,448)
Non-controlling Interest [member]
Disclosure of subsidiaries [line items]
Current assets	19,994,512	20,468,674	20,088,370
Non-current assets	19,659,621	20,556,118	21,255,948
Current liabilities	(18,600,391)	(18,782,715)	(18,160,529)
Non-current liabilities	(8,565,152)	(9,905,646)	(10,019,924)
Equity	12,488,590	12,336,431	13,163,865
Non-controlling interests	4,477,435	4,326,223	4,737,531
Sales	54,610,911	48,000,564	53,854,236
Profit (loss) for the period	596,470	(1,383,520)	(994,493)
Profit (loss) attributable to non-controlling interests	174,979	(679,705)	(267,904)
Cash flows from operating activities	206,973	273,280	807,780
Cash flows from investing activities	(348,903)	(443,071)	(168,937)
Cash flows from financing activities (before dividends to non-controlling interest)	345,523	(151,793)	49,322
Dividend to non-controlling interest	(66,645)	(73,850)	(197,142)
Effect of exchange rate fluctuation on cash held	(19,685)	2,525	4,834
Net increase (decrease) in cash and cash equivalents	₩ 117,263	₩ (392,909)	₩ 495,857